Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	7,461,071	160,189,193
Total Alternative Strategies Funds (Cost $139,472,459)		160,189,193

Common Stocks 1.9%
Issuer	Shares	Value ($)
Consumer Discretionary 0.0%
Hotels, Restaurants & Leisure 0.0%
Marriott International, Inc., Class A	7,237	1,112,616
Total Consumer Discretionary		1,112,616
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Alexandria Real Estate Equities, Inc.	22,634	3,472,056
American Homes 4 Rent, Class A	29,049	1,032,982
American Tower Corp.	14,265	3,624,023
Americold Realty Trust, Inc.	60,773	1,787,942
AvalonBay Communities, Inc.	17,146	3,444,803
Brixmor Property Group, Inc.	113,458	2,437,078
Camden Property Trust	13,472	1,731,287
Centerspace	20,642	1,555,994
Duke Realty Corp.	78,343	4,610,486
Equinix, Inc.	7,369	4,844,160
Equity LifeStyle Properties, Inc.	54,453	3,817,155
Extra Space Storage, Inc.	16,062	3,192,001
Federal Realty Investment Trust	22,339	2,262,271
First Industrial Realty Trust, Inc.	47,863	2,425,697
Gaming and Leisure Properties, Inc.	52,267	2,522,928
Healthpeak Properties, Inc.	61,990	1,627,237
Host Hotels & Resorts, Inc.	140,012	2,488,013
Invitation Homes, Inc.	100,604	3,649,913
Life Storage, Inc.	31,286	3,981,143
Medical Properties Trust, Inc.	118,087	1,725,251
Outfront Media, Inc.	32,311	571,905
Prologis, Inc.	49,821	6,203,213
Simon Property Group, Inc.	29,141	2,971,799
SITE Centers Corp.	62,742	813,136
STORE Capital Corp.	82,225	2,218,430
Common Stocks (continued)
Issuer	Shares	Value ($)
Sun Communities, Inc.	13,424	2,063,403
Tanger Factory Outlet Centers, Inc.	82,449	1,271,364
Welltower, Inc.	58,545	4,487,474
Total		76,833,144
Total Real Estate		76,833,144
Total Common Stocks (Cost $86,461,328)		77,945,760

Foreign Government Obligations(b),(c) 18.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 2.1%
Republic of Austria Government Bond(d)
10/20/2026	0.750%	EUR	50,021,000	48,676,776
05/23/2034	2.400%	EUR	13,773,000	14,029,999
Republic of Austria Government Bond(d),(e)
02/20/2030	0.000%	EUR	26,752,000	23,233,865
Total				85,940,640
Belgium 1.7%
Kingdom of Belgium Government Bond(d)
06/22/2031	1.000%	EUR	27,296,000	25,308,966
04/22/2033	1.250%	EUR	16,075,000	14,815,947
03/28/2035	5.000%	EUR	20,098,000	25,920,782
Total				66,045,695
China 1.1%
China Development Bank
07/18/2032	2.960%	CNY	110,000,000	16,166,390
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	5,739,997
05/21/2030	2.680%	CNY	52,200,000	7,575,816
05/15/2032	2.760%	CNY	110,000,000	16,118,393
Total				45,600,596
France 1.9%
French Republic Government Bond OAT(d),(e)
11/25/2030	0.000%	EUR	41,936,000	36,097,660
11/25/2031	0.000%	EUR	9,799,000	8,218,068
French Republic Government Bond OAT(d)
05/25/2036	1.250%	EUR	25,317,000	22,160,285
05/25/2045	3.250%	EUR	9,583,464	10,861,882
Total				77,337,895
Columbia Adaptive Risk Allocation Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2022 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 1.8%
Italy Buoni Poliennali Del Tesoro(d)
05/01/2031	6.000%	EUR	39,808,000	47,225,277
02/01/2037	4.000%	EUR	24,378,000	24,862,248
Total				72,087,525
Japan 4.7%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	4,438,000,000	31,630,384
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	3,894,000,000	25,984,829
09/20/2041	0.500%	JPY	2,072,200,000	14,047,899
03/20/2042	0.800%	JPY	3,417,450,000	24,392,464
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,118,000,000	13,220,380
06/20/2051	0.700%	JPY	2,267,000,000	14,437,443
09/20/2051	0.700%	JPY	1,454,400,000	9,246,405
12/20/2051	0.700%	JPY	1,796,000,000	11,411,247
03/20/2052	1.000%	JPY	2,450,650,000	16,809,617
Japan Government Twenty-Year Bond
06/20/2042	0.900%	JPY	3,847,000,000	27,925,668
Total				189,106,336
Netherlands 1.7%
Netherlands Government Bond(d)
07/15/2026	0.500%	EUR	46,228,000	44,796,209
Netherlands Government Bond(d),(e)
07/15/2031	0.000%	EUR	27,200,000	23,469,578
Total				68,265,787
Spain 2.8%
Spain Government Bond(e)
01/31/2028	0.000%	EUR	27,072,000	24,328,221
Spain Government Bond(d)
04/30/2030	0.500%	EUR	35,595,000	31,238,472
10/31/2030	1.250%	EUR	9,979,000	9,180,730
07/30/2035	1.850%	EUR	18,340,000	16,455,609
07/30/2041	4.700%	EUR	7,234,000	9,022,460
Spain Government Bond
07/30/2032	5.750%	EUR	16,377,000	21,043,445
Total				111,268,937
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 0.4%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	10,885,000	11,896,018
01/22/2045	3.500%	GBP	3,257,133	3,970,754
Total				15,866,772
Total Foreign Government Obligations (Cost $938,324,659)				731,520,183

Inflation-Indexed Bonds(b) 13.6%

Australia 0.4%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	4,455,505	3,064,584
08/21/2035	2.000%	AUD	3,588,221	2,632,177
08/21/2040	1.250%	AUD	2,200,446	1,431,984
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	10,566,571	7,919,256
Total				15,048,001
Canada 0.3%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	5,498,102	5,245,098
12/01/2036	3.000%	CAD	3,810,943	3,585,112
12/01/2041	2.000%	CAD	3,126,227	2,678,568
Total				11,508,778
France 1.5%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	20,124,640	22,467,308
07/25/2032	3.150%	EUR	13,980,103	19,137,799
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	8,536,788	9,200,614
07/25/2040	1.800%	EUR	7,117,957	9,360,721
Total				60,166,442
Germany 0.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	13,844,227	15,566,537
Italy 1.4%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	18,434,423	20,850,326
05/15/2028	1.300%	EUR	14,783,109	15,227,297
09/15/2035	2.350%	EUR	10,515,329	11,348,963
09/15/2041	2.550%	EUR	7,968,791	8,965,946
Total				56,392,532
Japan 0.3%
Japanese Government CPI-Linked Bond
03/10/2029	0.100%	JPY	1,663,266,630	12,636,514

2	Columbia Adaptive Risk Allocation Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2022 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 0.4%
Spain Government Inflation-Linked Bond(d)
11/30/2030	1.000%	EUR	6,734,465	7,266,256
11/30/2033	0.700%	EUR	10,825,207	11,080,385
Total				18,346,641
United Kingdom 3.4%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	14,127,272	18,365,243
03/22/2034	0.750%	GBP	13,826,677	19,661,988
11/22/2037	1.125%	GBP	11,320,864	17,513,131
03/22/2044	0.125%	GBP	13,068,588	17,612,854
11/22/2047	0.750%	GBP	8,509,540	13,207,419
03/22/2052	0.250%	GBP	15,243,479	21,550,851
11/22/2056	0.125%	GBP	10,038,879	13,939,111
11/22/2065	0.125%	GBP	5,582,476	8,103,684
03/22/2068	0.125%	GBP	3,521,175	5,221,599
Total				135,175,880
United States 5.5%
U.S. Treasury Inflation-Indexed Bond
01/15/2024	0.625%		29,516,751	29,245,410
07/15/2027	0.375%		26,188,738	25,811,978
01/15/2028	0.500%		24,514,317	24,152,871
07/15/2028	0.750%		14,031,890	14,074,159
01/15/2029	0.875%		33,468,220	33,702,964
07/15/2029	0.250%		27,237,459	26,437,029
07/15/2030	0.125%		21,430,145	20,487,986
04/15/2032	3.375%		13,334,848	16,500,570
02/15/2042	0.750%		10,746,431	10,039,707
02/15/2043	0.625%		8,865,724	7,973,496
02/15/2045	0.750%		9,760,788	8,889,699
02/15/2048	1.000%		4,335,373	4,193,747
Total				221,509,616
Total Inflation-Indexed Bonds (Cost $651,033,422)				546,350,941

Multi-Asset/Tactical Strategies Funds 0.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	129,439	1,120,940
Columbia Solutions Conservative Portfolio(a)	670,954	6,192,905
Total Multi-Asset/Tactical Strategies Funds (Cost $8,574,734)		7,313,845
Residential Mortgage-Backed Securities - Agency 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(f)
09/21/2052	3.000%	28,350,000	26,637,926
09/21/2052	3.500%	29,550,000	28,531,792
09/21/2052	4.000%	19,220,000	18,965,485
Uniform Mortgage-Backed Security TBA(f)
09/19/2037	2.500%	12,248,328	11,606,726
09/19/2037- 09/14/2052	3.000%	57,500,000	53,775,527
09/14/2052	3.500%	39,000,000	37,229,610
09/14/2052	4.000%	34,040,000	33,274,100
09/14/2052	4.500%	30,800,000	30,666,372
Total Residential Mortgage-Backed Securities - Agency (Cost $246,103,140)			240,687,538

U.S. Treasury Obligations 20.3%

U.S. Treasury
10/31/2026	1.125%	43,400,000	39,544,860
06/30/2028	1.250%	33,248,000	29,546,563
09/30/2028	1.250%	198,285,000	175,389,279
10/31/2028	1.375%	74,000,000	65,888,907
11/30/2028	1.500%	183,160,000	164,128,531
04/30/2029	2.875%	97,447,000	94,782,433
05/15/2029	2.375%	28,507,000	26,881,210
08/15/2029	1.625%	28,483,500	25,626,249
08/15/2030	0.625%	26,810,000	21,996,767
02/15/2031	1.125%	24,922,000	21,195,382
08/15/2031	1.250%	146,295,000	124,533,619
11/15/2031	1.375%	26,522,000	22,726,039
Total U.S. Treasury Obligations (Cost $908,322,244)			812,239,839

Money Market Funds 39.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(a),(g)	1,578,814,706	1,578,025,299
Total Money Market Funds (Cost $1,578,176,133)		1,578,025,299
Total Investments in Securities (Cost: $4,556,468,119)		4,154,272,598
Other Assets & Liabilities, Net		(145,210,844)
Net Assets		4,009,061,754

At August 31, 2022, securities and/or cash totaling $80,339,384 were pledged as collateral.
Columbia Adaptive Risk Allocation Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
29,150,000 CHF	30,234,198 USD	Citi	10/19/2022	299,162	—
68,622,000 CNY	9,999,563 USD	Citi	10/19/2022	43,283	—
724,149,300 EUR	725,742,429 USD	Citi	10/19/2022	—	(4,330,413)
23,526,000 HKD	3,000,793 USD	Citi	10/19/2022	477	—
247,427,000 SEK	23,264,694 USD	Citi	10/19/2022	1,716	—
122,673 USD	2,489,000 MXN	Citi	10/19/2022	—	(270)
19,930,283 USD	211,965,000 SEK	Citi	10/19/2022	—	(1,427)
10,396,000 NOK	1,065,044 USD	Goldman Sachs International	10/19/2022	18,074	—
197,584,000 NOK	19,896,844 USD	Goldman Sachs International	10/19/2022	—	(1,629)
20,241,981 USD	197,584,000 NOK	Goldman Sachs International	10/19/2022	—	(343,507)
4,589,000 EUR	4,604,014 USD	HSBC	10/19/2022	—	(22,524)
31,205,330,280 JPY	229,124,960 USD	HSBC	10/19/2022	3,605,505	—
204,000 NZD	126,218 USD	HSBC	10/19/2022	1,414	—
5,376,000 SGD	3,863,873 USD	HSBC	10/19/2022	15,918	—
13,870,000 ZAR	809,158 USD	HSBC	10/19/2022	2,965	—
250,029,000 CNY	36,434,098 USD	Standard Chartered	10/19/2022	157,704	—
36,339,000 AUD	25,064,535 USD	UBS	10/19/2022	182,276	—
16,601,000 CAD	12,787,204 USD	UBS	10/19/2022	150,892	—
26,566,000 CAD	20,221,072 USD	UBS	10/19/2022	—	(375)
18,171,000 DKK	2,449,863 USD	UBS	10/19/2022	—	(13,308)
159,013,097 GBP	188,562,819 USD	UBS	10/19/2022	3,663,397	—
20,462,915 USD	26,566,000 CAD	UBS	10/19/2022	—	(241,468)
20,153,563 USD	17,332,000 GBP	UBS	10/19/2022	—	(23)
Total				8,142,783	(4,954,944)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	278	09/2022	AUD	33,348,663	—	(169,956)
Euro-Bobl	90	12/2022	EUR	11,045,700	—	(10,969)
Euro-BTP	562	12/2022	EUR	66,113,680	—	(216,427)
Euro-Bund	257	12/2022	EUR	37,411,490	—	(4,381)
Euro-OAT	525	12/2022	EUR	72,838,500	—	(45,296)
Japanese 10-Year Government Bond	20	09/2022	JPY	2,990,600,000	345,502	—
Long Gilt	711	12/2022	GBP	76,738,230	—	(1,587,320)
MSCI EAFE Index	1,026	09/2022	USD	93,730,230	—	(4,545,042)
MSCI Emerging Markets Index	928	09/2022	USD	45,560,160	—	(2,159,378)
Russell 2000 Index E-mini	32	09/2022	USD	2,951,360	61	—
Russell 2000 Index E-mini	825	09/2022	USD	76,089,750	—	(1,710,315)
S&P 500 Index E-mini	1,242	09/2022	USD	245,698,650	—	(2,516,558)
S&P/TSX 60 Index	67	09/2022	CAD	15,611,000	—	(714,592)
U.S. Treasury 10-Year Note	764	12/2022	USD	89,316,375	—	(322,899)
U.S. Treasury Ultra 10-Year Note	2,827	12/2022	USD	353,905,063	—	(2,360,739)
Total					345,563	(16,363,872)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(105)	12/2022	CAD	(13,081,950)	12,707	—

4	Columbia Adaptive Risk Allocation Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2022 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 37	Morgan Stanley	06/20/2027	1.000	Quarterly	3.317	USD	90,692,000	(3,399,033)	—	—	—	(3,399,033)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	5.32	USD	5,148,000	135,144	—	—	135,144	—
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	5.32	USD	158,673,240	(7,075,260)	—	—	—	(7,075,260)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	0.921	USD	79,738,000	(153,796)	—	—	—	(153,796)
Total								(10,492,945)	—	—	135,144	(10,628,089)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	164,977,710	19,000,000	(11,224,650)	(12,563,867)	160,189,193	—	1,780,350	—	7,461,071
Columbia Short-Term Cash Fund, 2.366%
	1,466,080,213	722,151,163	(610,198,683)	(7,394)	1,578,025,299	—	(128,709)	6,387,851	1,578,814,706
Columbia Solutions Aggressive Portfolio
	1,162,360	—	—	(41,420)	1,120,940	—	—	—	129,439
Columbia Solutions Conservative Portfolio
	6,313,677	—	—	(120,772)	6,192,905	—	—	—	670,954
Total	1,638,533,960			(12,733,453)	1,745,528,337	—	1,651,641	6,387,851

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2022, the total value of these securities amounted to $752,137,618, which represents 18.76% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2022.
Abbreviation Legend
TBA	To Be Announced
Columbia Adaptive Risk Allocation Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2022 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Risk Allocation Fund | First Quarter Report 2022

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1QT214_05_M01_(10/22)